Investments in Associates and Joint Ventures - Summary of Investments Associates and Joint Ventures (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	₩ 771,435			₩ 598,240
Acquisition and others	[1]	261,881			515,742
Disposal and others	[1]	(583,685)			(251,575)
Dividends	[1]	(32,903)			(18,669)
Gains(losses) on equity-method accounting	[1]	31,477			(68,518)
Other comprehensive income	[1]	513			(3,785)
Ending		₩ 448,718	[1]	$ 378,505	771,435	[1]
Description Of Other Changes In Investments In Associates		Gains on disposal of investments in associates and joint ventures amount to ￦ 24,768 million ￦ 62,048 million		Gains on disposal of investments in associates and joint ventures amount to ￦ 24,768 million ￦ 62,048 million
Gain on disposal of investments in associates and joint ventures		₩ 62,048			24,768
KB Pre IPO Secondary Venture Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	1,279	[2],[3]		1,705
Acquisition and others	[1]	0			0
Disposal and others	[1]	(292)			(586)
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	635			160
Other comprehensive income	[1]	0			0
Ending	[1],[2],[3]	1,622			1,279
KB GwS Private Securities Investment Trust
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	141,359	[3]		136,168
Acquisition and others	[1]	0			0
Disposal and others	[1]	(141,359)			0
Dividends	[1]	0			(9,525)	[3]
Gains(losses) on equity-method accounting	[1]	0			14,716
Other comprehensive income	[1]	0			0
Ending	[1]	0			141,359	[3]
PT Bank KB Bukopin TBK
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1],[4]	0			121,381
Acquisition and others	[1],[4]				43,909
Disposal and others	[1],[4]				(54,069)
Dividends	[1],[4]				0
Gains(losses) on equity-method accounting	[1],[4]				(107,258)
Other comprehensive income	[1],[4]				(3,963)
Ending	[1],[4]				0
Balhae Infrastructure Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	106,624	[2],[3]		101,391
Acquisition and others	[1]	280			893
Disposal and others	[1]	(463)			0
Dividends	[1],[3]	(9,121)			(6,973)
Gains(losses) on equity-method accounting	[1]	2,465			11,313
Other comprehensive income	[1]	0			0
Ending	[1],[2],[3]	99,785			106,624
Aju Good Technology Venture Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	21,348	[3]		23,016
Acquisition and others	[1]	0			0
Disposal and others	[1]	(4,770)			(2,885)
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	6,343			1,217
Other comprehensive income	[1]	0			0
Ending	[1],[3]	22,921			21,348
SY Auto Capital Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	16,144	[3]		12,725
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	2,027			3,422
Other comprehensive income	[1]	51			(3)
Ending	[1],[3]	18,222			16,144
Big Dipper Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0	[3]		125
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	0			(125)
Other comprehensive income	[1]	0			0
Ending	[1],[3]	0			0
Paycoms Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	198	[3],[5]		45
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	327			153
Other comprehensive income	[1]	0			0
Ending	[1],[3],[5]	525			198
Food Factory Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	1,281	[3],[6]		1,000
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	7			247
Other comprehensive income	[1]	32			34
Ending	[1],[3],[6]	1,320			1,281
KB Private Equity Fund No.3
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	94	[2],[3]		7,754
Acquisition and others	[1]	0			0
Disposal and others	[1]	(13)			(8,000)
Dividends	[1]	(81)			(2,082)	[3]
Gains(losses) on equity-method accounting	[1]	0			2,422
Other comprehensive income	[1]	0			0
Ending	[1]	0			94	[2],[3]
Korea Credit Bureau Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	7,153	[2],[3]		5,991
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	(90)			(89)
Gains(losses) on equity-method accounting	[1]	(2,566)			1,251
Other comprehensive income	[1]	0			0
Ending	[1],[2],[3]	4,497			7,153
Keystone-Hyundai Securities No. 1 Private Equity Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	1,556	[2],[3]		1,625
Acquisition and others	[1]	0			0
Disposal and others	[1]	(1,044)			0
Dividends	[1]	(512)			0	[3]
Gains(losses) on equity-method accounting	[1]	0			(69)
Other comprehensive income	[1]	0			0
Ending	[1]	0			1,556	[2],[3]
POSCO-KB Shipbuilding Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	12,895	[3]		6,847
Acquisition and others	[1]	0			5,000
Disposal and others	[1]	(7,599)			(2,125)
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	117			3,173
Other comprehensive income	[1]	0			0
Ending	[1],[3]	5,413			12,895
UNION Media Commerce Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	960	[3]		961
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(1)			(1)
Other comprehensive income	[1]	0			0
Ending	[1],[3]	959			960
KBSP Private Equity Fund No.4
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	5,950	[2],[3]		5,904
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(322)			46
Other comprehensive income	[1]	0			0
Ending	[1],[2],[3]	5,628			5,950
KB Social Impact Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	2,874			1,465
Acquisition and others	[1]	1,500			1,500
Disposal and others	[1]	0			0
Dividends	[1]	0			0
Gains(losses) on equity-method accounting	[1]	(92)			(91)
Other comprehensive income	[1]	0			0
Ending	[1]	4,282			2,874
KB-Solidus Global Healthcare Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	46,213	[3],[7]		45,718
Acquisition and others	[1]	0			10,920
Disposal and others	[1]	(3,120)			(4,940)
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	5,805			(5,485)
Other comprehensive income	[1]	0			0
Ending	[1],[3],[7]	48,898			46,213
KB-Stonebridge Secondary Private Equity Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	16,636	[2],[3]		4,944
Acquisition and others	[1]	13,257			9,093
Disposal and others	[1]	(5,924)			0
Dividends	[1],[3]	(9,895)			0
Gains(losses) on equity-method accounting	[1]	7,874			2,599
Other comprehensive income	[1]	0			0
Ending	[1],[2],[3]	21,948			16,636
KB SPROTT Renewable Private Equity Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	5,049	[3],[7]		1,295
Acquisition and others	[1]	0			4,128
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(369)			(374)
Other comprehensive income	[1]	0			0
Ending	[1],[3],[7]	4,680			5,049
KB-UTC Inno-Tech Venture Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	16,999	[3],[7]		417
Acquisition and others	[1]	5,085			16,966
Disposal and others	[1]	(1,126)			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	14			(384)
Other comprehensive income	[1]	0			0
Ending	[1],[3],[7]	20,972			16,999
KB-KDBC Pre-IPO New Technology Business Investment Fund [Member]
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	16,042	[3],[7]		18,988
Acquisition and others	[1]	0			0
Disposal and others	[1]	(4,800)			(6,399)
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	547			3,453
Other comprehensive income	[1]	0			0
Ending	[1],[3],[7]	11,789			16,042
KB-TS Technology Venture Private Equity Fund [Member]
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	17,630	[3],[7]		19,731
Acquisition and others	[1]	3,080			2,240
Disposal and others	[1]	(5,376)			(5,488)
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	1,494			1,232
Other comprehensive income	[1]	0			(85)
Ending	[1],[3],[7]	16,828			17,630
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund [Member]
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	26,763	[3],[7]		19,752
Acquisition and others	[1]	10,000			8,000
Disposal and others	[1]	(10,800)			(3,200)
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	2,956			2,211
Other comprehensive income	[1]	0			0
Ending	[1],[3],[7]	28,919			26,763
KB-SJ Tourism Venture Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	4,133	[2],[3]		2,761
Acquisition and others	[1]	499			1,500
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(486)			(128)
Other comprehensive income	[1]	0			0
Ending	[1],[2],[3]	4,146			4,133
Incheon Bridge Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0	[2],[3]		0
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	0			0
Other comprehensive income	[1]	0			0
Ending	[1],[2],[3]	0			0
WJ Private Equity Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	9,711	[3]		0
Acquisition and others	[1]	0			10,000
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(107)			(289)
Other comprehensive income	[1]	0			0
Ending	[1],[3]	9,604			9,711
All Together Korea Fund No.2
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	10,023	[3],[8]		0
Acquisition and others	[1]	0			100,000
Disposal and others	[1]	0			(90,000)
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	47			150
Other comprehensive income	[1]	0			(127)
Ending	[1],[3],[8]	10,070			10,023
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	5,611	[2],[3]		0
Acquisition and others	[1]	7,692			5,700
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	1,951			(89)
Other comprehensive income	[1]	0			0
Ending	[1],[2],[3]	15,254			5,611
Project Vanilla Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	2,151	[3]		0
Acquisition and others	[1]	0			2,450
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(1,626)			(299)
Other comprehensive income	[1]	0			0
Ending	[1],[3]	525			2,151
December & Company Inc.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	24,402	[2],[3]		0
Acquisition and others	[1]	481			30,000
Disposal and others	[1]	0			(5,151)
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(3,507)			(447)
Other comprehensive income	[1]	12			0
Ending	[1],[2],[3]	21,388			24,402
2020 KB Fintech Renaissance Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	547	[2],[3]		0
Acquisition and others	[1]	0			550
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	71			(3)
Other comprehensive income	[1]	0			0
Ending	[1],[2],[3]	618			547
KB Material and Parts No.1 PEF
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	3,371	[2],[3]		0
Acquisition and others	[1]	0			3,400
Disposal and others	[1]	0			0
Dividends	[1],[3]	(34)			0
Gains(losses) on equity-method accounting	[1]	6			(29)
Other comprehensive income	[1]	0			0
Ending	[1],[2],[3]	3,343			3,371
FineKB Private Equity Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0	[3]		0
Acquisition and others	[1]	8,375			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(308)			0
Other comprehensive income	[1]	0			0
Ending	[1],[3]	8,067			0
KB Bio Private Equity No.3 Ltd. [Member]
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	10,000
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(50)
Other comprehensive income	[1]	0
Ending	[1]	9,950	[2],[3]		0
K The 15th REIT Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	8,600
Disposal and others	[1]	(8,600)
Dividends	[1]	0
Gains(losses) on equity-method accounting	[1]	0
Other comprehensive income	[1]	0
Ending	[1]	0			0
G payment Joint Stock Company
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	9,684
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(334)
Other comprehensive income	[1]	0
Ending	[1]	9,350	[3]		0
Four Ninety Eight Seventh Owners L L C 3 [Member]
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1],[9]	0
Acquisition and others	[1],[9]	172,907
Disposal and others	[1],[9]	(169,424)
Dividends	[1],[9]	(3,483)
Gains(losses) on equity-method accounting	[1],[9]	0
Other comprehensive income	[1],[9]	0
Ending	[1],[9]	0			0
Smart Korea KB Future9Sejong Venture Fund [Member]
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	1,000
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(38)
Other comprehensive income	[1]	0
Ending	[1]	962	[3]		0
KB-KTB Technology Venture Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	5,601
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(47)
Other comprehensive income	[1]	0
Ending	[1]	5,554	[3],[7]		0
KB-SOLIDUS Healthcare Investment Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	1,800
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	0
Other comprehensive income	[1]	0
Ending	[1]	1,800	[3],[7]		0
Paramark KB Fund No.1 [Member]
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	2,040
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(190)
Other comprehensive income	[1]	0
Ending	[1]	1,850	[3]		0
Others
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	674			23,076
Acquisition and others	[1]	0			40,000
Disposal and others	[1]	0			(61,862)
Dividends	[1]	0			0
Gains(losses) on equity-method accounting	[1]	(303)			(899)
Other comprehensive income	[1]	418			359
Ending	[1]	789			674
KB Star Office Private Real Estate Master Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	20,066	[3]		19,839
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	(963)			0
Gains(losses) on equity-method accounting	[1]	7,137			227
Other comprehensive income	[1]	0			0
Ending	[1],[3]	26,240			20,066
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No. 2
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	9,845	[3]		13,616
Acquisition and others	[1]	0			0
Disposal and others	[1]	(9,725)			(3,231)
Dividends	[1]	(2,120)			0	[3]
Gains(losses) on equity-method accounting	[1]	2,000			(540)
Other comprehensive income	[1]	0			0
Ending	[1]	0			9,845	[3]
JR Global REIT
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	215,854	[3]		0
Acquisition and others	[1]	0			219,493
Disposal and others	[1]	(209,250)			(3,639)
Dividends	[1]	(6,604)			0	[3]
Gains(losses) on equity-method accounting	[1]	0			0
Other comprehensive income	[1]	0			0
Ending	[1]	₩ 0			₩ 215,854	[3]

[1]	Gains on disposal of investments in associates and joint ventures amount to ￦ 24,768 million ￦ 62,048 million for the years ended December 31, 2020 and 2021, respectively.
[2]	As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
[3]	The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments, such as fair value adjustments recognized at the time of acquisition and adjustments for differences in accounting policies.
[4]	The investment was reclassified from associates to subsidiaries during the year ended December 31, 2020 due to additional share purchase.
[5]	The ownership of Paycoms Co., Ltd. would be 22.96% and 21.84% as of December 31, 2020 and 2021, respectively, considering the potential voting rights of convertible bonds.
[6]	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2020 and 2021, respectively, considering the potential voting rights of convertible bonds.
[7]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
[8]	As of December 31, 2020 and 2021, the Group participates in the investment management committee but cannot exercise control.
[9]	The investment was classified as assets of a disposal group held for sale as of December 31, 2021.